PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
Additions in respect of interest capitalized in property, plant and equipment (note 8)	¥ 2,483		¥ 3,048	¥ 2,838
Impairment losses	¥ 5,199	$ 797	¥ 2,094	666
Discount rate for value in use calculations after tax			8.00%
Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for value in use calculations after tax	12.00%	12.00%
Derived pre-tax discount rate	16.00%	16.00%	10.00%
Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate for value in use calculations after tax	7.00%	7.00%
Derived pre-tax discount rate	7.00%	7.00%	8.00%
Oil and gas properties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation charge for the year in respect of a depreciation charge on dismantlement cost capitalized in oil and gas properties	¥ 2,764		¥ 1,199	¥ 1,298
Oil and gas properties [member] | North America and China [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses			¥ 2,072
Oil and gas properties [member] | North America, Africa and China [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment losses	¥ 6,697